Concentrations	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Concentrations

NOTE 7 - Concentrations

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through September 30, 2011. As of December 31, 2011, there were no cash equivalent balances held in depository accounts that are not insured.

At December 31, 2011, two customers each account for 57% and 20% of accounts receivable.

For the six months ended December 31, 2011 three customers accounted for approximately 23.8%, 20.6% and 20.4% of sales.

During the six months ended December 31, 2011 all sales resulted from two products, FireIce® and Soil2O™ which made up 44.8% and 55.2%, respectively, of total sales. Of the FireIce® sales, 78.9% related to sales of FireIce product and 16.4% related to sales of the FireIce Home Defense units. Of the Soil2O™ sales, 97.1% related to Soil2O™ Dust Control and 2.9% related to traditional sales of Soil2O™.

Three vendors accounted for 58.7%, 11.3% and 10.5% of the Company’s approximately $292,000 of raw material and packaging purchases during the six months ended December 31, 2011.

11. CONCENTRATIONS

The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through June 30, 2011. As of June 30, 2011, the Company had cash equivalent balances held in corporate money market funds that are not insured in the amount of $1,700,317.

At June 30, 2011, there were accounts receivable from three customers that each exceeded 10% of the total gross accounts receivable at 43%, 24.1 and 18.1%. At June 30, 2010, there were accounts receivable from three customers that each exceeded 10% of the total gross accounts receivable at 46%, 15% and 11%.

During 2011, one customer accounted for approximately 20.1% of sales. No other customer had sales in excess of 10% of revenues. During 2010, one customer accounted for approximately 73% of sales.  No other customer had sales in excess of 10% of revenues.

During 2011, all sales resulted from two products, FireIce and Soil2O™ which made up 72.2% and 27.85 of total sales. During 2010, all sales resulted from two products, FireIce and Soil2O™  which made up 88% and 12% of  total sales, respectively.

During the year ended June 30, 2011, the Company purchased approximately $150,000 of raw material from one vendor and approximately $58,000 from another vendor which amounted to 38.4% and 14.8%, respectively, of the inventory purchases in fiscal 2011. During the year ended June 30, 2010, the Company purchased approximately $76,000 of raw material from one vendor which amounted to 58% of the inventory purchases in fiscal 2010.